CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ (10,693)	$ (3,609)	$ (1,692)
Cash flow hedges:
Changes in unrealized (losses) gains	76	(64)
Reclassification adjustments for (gains) losses included in net loss	(24)	6
Net change	52	(58)
Foreign currency translation adjustment	72	(208)	(250)
Net change in accumulated comprehensive loss	124	(266)	(250)
Comprehensive loss	$ (10,569)	$ (3,875)	$ (1,942)